Balance Sheet Details (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 09, 2022	Jun. 30, 2022
Balance Sheet Details [Abstract]
Depreciation expense	$ 6,262	$ 6,262	$ 18,787	$ 18,786	$ 25,048	$ 16,782
Shares issued (in Shares)	6,297,303		6,297,303		682,882	282,039	8,572
Accrued professional fees								$ 700,000
Accrued other expenses					$ 5,000